FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA-K

Supplement dated August 23, 2010 to Prospectus dated July 10, 2001 for Delaware Golden Medallion

Effective immediately, one additional Sub-Account will be available under the Delaware Golden Medallion. The Sub-Account will invest exclusively in shares of the Goldman Sach VIT Money Market Fund of the Goldman Sachs Variable Insurance Trust.  The following information supplements the corresponding sections of the Prospectus.

•      “Goldman Sachs VIT Money Market Fund” is added in the listing of Portfolios on the first page of the Prospectus.

•                  The description of the Variable Account under “WHAT ARE MY INVESTMENT CHOICES?” is deleted and replaced with the following:

The Variable Account. You have the choice of Sub-Accounts investing in the following Underlying Portfolios:

Delaware VIP Trust (Standard Class)
Delaware VIP Cash Reserves Series

Delaware VIP Emerging Markets Series

Delaware VIP High Yield Series

Delaware VIP International Value Equity Series

Delaware VIP Limited-Term Diversified Income Series

Delaware VIP REIT Series

Delaware VIP Small Cap Value Series

Delaware VIP Smid Cap Growth Series

Delaware VIP Trend Series

Delaware VIP U.S. Growth Series

Delaware VIP Value Series

The Alger Portfolios (Class I-2)

Alger Capital Appreciation  Portfolio

Alger Mid Cap Growth Portfolio

Alger Small Cap Growth Portfolio

AllianceBernstein Variable Products Series Fund, Inc. (Class B)

AllianceBernstein VPS Global Thematic Growth Portfolio

AllianceBernstein VPS Growth and Income Portfolio

AllianceBernstein VPS Growth Portfolio

AllianceBernstein VPS Large Cap Growth Portfolio

Invesco Variable Insurance Funds (Series I Shares)

Invesco V.I. Capital Appreciation Fund

Invesco V.I. Core Equity Fund

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund

Franklin Templeton Variable Insurance Products Trust (Class 2)

FT VIP Franklin Small-Mid Cap Growth Securities Fund

FT VIP Mutual Shares Securities Fund

FT VIP Templeton Foreign Securities Fund

FT VIP Templeton Growth Securities Fund

Goldman Sachs Variable Insurance Trust (Service Shares)

Goldman Sachs VIT Money Market Fund

Lincoln Variable Insurance Products Trust (Standard Class)

LVIP Delaware Foundation® Moderate Allocation Fund

Pioneer Variable Contracts Trust (Class II)

Pioneer Emerging Markets VCT Portfolio

Pioneer Mid Cap Value VCT Portfolio

•                  The following summary of the investment objectives and policies of the Goldman Sachs VIT Money Market Fund  is inserted under INVESTMENT OBJECTIVES AND POLICIES:

Goldman Sachs Variable Insurance Trust (Service Shares)

Adviser:  Goldman Sachs Asset Management, L.P.

Goldman Sachs VIT Money Market Fund — The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.  The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar denominated obligations of foreign banks, foreign companies and foreign governments.

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